SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Foreign currency translation

Foreign currency translation

The Group uses Hong Kong Dollar (“HK$”) as its reporting currency. The functional currency of the Company in British Virgin Islands is United States Dollar (“US$”) and the Company’s subsidiaries in Hong Kong is HK$, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Convenience translation

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of operations and consolidated statements of cash flows from HK$ into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.7833, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include impairment assessment on long-term investment. Actual results may differ from these estimates.

Cash

Cash

Cash mainly represent cash at bank and demand deposits which have original maturities less than three months and are unrestricted as to withdrawal or use. As of December 31, 2025 and 2024, the Group did not have any cash equivalents. The Group maintains bank accounts in Hong Kong.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Accounts receivable

Accounts receivable

Accounts receivables are stated at the original amount less an allowance for credit losses.

Accounts receivables are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. On January 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, replacing the previous incurred loss impairment model, which makes allowances when there is substantial doubt as to the collectability and a loss is determined to be probable.

The Group adopts the current expected credit loss model (“CECL model”) to estimate the expected credit losses, which is determined by multiplying the probability of default. In determining the probability of default, the Group mainly considers factors such as aging schedule of receivables, migration rate of receivables, assessment of receivables due from specific identifiable counterparties that are considered at risk or uncollectible, current market conditions, as well as reasonable and supportable forecasts of future economic conditions. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on accumulated deficits as of January 1, 2023. Accounts receivable balances are written off after all collection efforts have been exhausted.

Accounts receivables mainly represent amounts due from clients for corporate finance services which are recorded net of allowance for the Group’s credit losses. The group does not grant credit terms to the clients. Under ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), the Group adopted the expected loss approach using macroeconomic forecasts, referred to as a current expected credit losses (“CECL”) methodology. The allowance for credit losses reflects the Group’s estimated expected losses. The Group estimates the allowance for credit losses, mainly based on past collection experience as well as consideration of current and future economic conditions and changes in the Group’s collection trends. The Group estimates the expected credit losses for accounts receivables with similar risk characteristics on a pool basis. For each pool, the Group first estimates its recovery period based on relevant historical accounts receivables collection information. Then the Group estimates the credit allowances based on the recovery period, the historical distribution of each aging bucket, and the impact of macroeconomic factors. Accounts receivables are written off when there is no reasonable expectation of recovery. Subsequent recoveries of amounts previously written off are credited against the same line item. As of December 31, 2025 and 2024, the allowance for credit losses was nil.

Deposits and prepayments

Deposits and prepayments

Deposits and prepayments are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2025 and 2024, management believes that the Group’s prepayments and deposits are not impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	1 – 3 years

Furniture and fixtures	3 years

Motor vehicles	5 years

Leasehold improvements	Over the shorter of the lease term or estimated useful life

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

MAGIC EMPIRE GLOBAL LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Group recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended December 31, 2025, 2024 and 2023, no impairment of long-lived assets was recognized.

Long-term investment

Long-term investment

ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative.

Equity Investments with Readily Determinable Fair Values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments without readily determinable fair values

After the adoption of this new accounting standard, the Group elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Derivative investment

ASC 815-10, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts. ASC 815-10 generally requires an entity to recognize all derivatives as either assets or liabilities, and to measure those investments at fair value. The Group evaluates its investments to determine if investments have derivative or contain certain features that qualify as embedded derivatives. When applicable, the Group follows ASC 815-10 and re-valued any derivative instruments for fair value at each reporting date.

Contract liabilities

Contract liabilities

The Group bills its clients based upon contractual schedules. The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Contract liabilities represent the upfront payments received upon signing of the contract for initial public offering/independent financial advisory/financial advisory services and advances from clients related to compliance advisory services. Advance payments in excess of related accounts receivable are presented as contract liabilities on the consolidated balance sheets.

Lease

Lease

The Group is a lessee of non-cancellable operating leases for corporate office premise. The Group determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the leases commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date. The Group generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Group may recognize the lease payments in the consolidated statements of operations on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The lease standard provides practical expedients for an entity ongoing accounting. The Group elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Group is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Group did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

The Group evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2025, 2024 and 2023, the Group did not have any impairment loss against its operating lease right-of-use assets.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Fair value of financial instruments

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash, accounts receivable, interest receivables, and accruals and other payables approximate their fair values because of their generally short maturities.

Fair value estimates are made at a specific point in time based on relevant market information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

During the year ended December 31, 2024, the Group has new investment of HK$8,500,000, redeemed all the investment of HK$48,253,736 with a net gain on sale of investment of HK$1,105,998.

As of December 31, 2025 and 2024, the Group did not hold any non-marketable equity securities.

Revenue recognition

Revenue recognition

The Group applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all periods presented.

The five-step model defined by ASC 606 requires the Group to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts, and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

The Group has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Group elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects that, upon the inception of revenue contracts, the period between when the Group transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Group elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

The Group is a financial services provider in Hong Kong which principally engages in the provision of corporate finance advisory services. The service offerings mainly comprise the following:

The Group’s principal revenue stream includes:

1.	IPO sponsorship services: The Group acts as sponsors to companies pursuing listing on the Main Board of the Stock Exchange and GEM of the Stock Exchange advising and guiding them throughout the listing process in return for sponsor’s fee.

The Group enters into a distinct contract with its clients for the provision of IPO sponsorship services. The revenues generated from IPO sponsorship services are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of professional services. The clients agree to pay a fixed fee by instalments over the contract terms as specified in the service agreements. The IPO sponsorship services include assisting the client to engage different professional parties for its IPO, carrying out due diligence, preparation of and reviewing prospectus and other submission documents including accountants’ report, legal opinions and profit and cash flow forecast memorandum, assessing the suitability of listing of the client, and advising on reorganization, assisting in preparation of roadshow materials and attending hearing for the listing application. There are generally three performance obligations for IPO sponsorship services while fee is paid by the Group’s clients by instalments subject to each milestone being achieved as stated in the contract.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The Group allocates the transaction price to each performance obligation based on the best estimate of relative standalone selling price for each performance obligation identified in the contract. The Group utilizes key assumptions to determine the standalone selling price, which may include other comparable transactions, pricing considered in negotiating the transaction, market conditions, project complexity, customer demographics and the estimated costs. Generally, the standalone selling prices for each performance obligation of the Group’s IPO sponsorship services are reasonably consistent across customers (that is, not highly variable), standalone selling price estimates are derived from considering the Group’s pricing history and expected cost plus a margin approach.

The entire service fee from clients are non-refundable and the Group is entitled to receive upfront payment upon signing the contract. As the preparation stage of a listing application involves a series of tasks which are interrelated and are not separable or distinct as the Group’s clients cannot benefit from any standalone task, the Group concludes the stage of submission of listing application as the first performance obligation and recognizes the revenue from upfront payment and fee received upon submission of listing application together at the time of submission of listing application. For projects which the Group receives upfront payment upon signing the contract but no listing application is submitted by the expiry of the contract, the Group recognizes revenue from the upfront payment at the lapse of contract.

For service fee received upon attending the listing hearing of the Stock Exchange for the listing application, which is distinct and regarded as the second performance obligation by the Group, revenue are recognized by the Group at the date the hearing is held and the Group has an enforceable right to payment for such performance.

For service fee received upon listing, which is the third performance obligation of IPO sponsorship services, revenue is recognized upon completion of the IPO, which is evidenced by listing of the clients on the Stock Exchange.

In some cases, the Group is entitled to the discretionary bonus only upon listing, amount of which is to be decided by the clients. The Group accounts for the discretionary bonus as variable consideration. The amount of such variable consideration should not be included in the transaction price, since it is not probable that a significant reversal of cumulative revenue recognized will occur resulting from a change in estimate of the consideration the Group will receive upon client’s listing. The Group will recognize the revenue of the discretionary bonus at each reporting date when the uncertainty is resolved. During the year ended December 31, 2023, the Group received HK$1,500,000 of discretionary bonus. No such bonus was received for the year ended December 31, 2024 and 2025.

2.	IFA services: The Group acts as an independent financial advisor to give opinions or recommendations to the independent board committee and independent shareholders of the listed companies, in return for advisory fee.

The Group enters a distinct contract with its clients for the provision of IFA services. The Group’s IFA services include (i) conducting reviews and analyses on the proposed transactions and assessing the fairness and reasonableness of the terms of the proposed transactions; (ii) issuing our opinion, in the form of an IFA letter, to the independent board committee and/or independent shareholders of listed issuers with voting recommendations, which are incorporated in the circulars pursuant to the Listing Rules and the GEM Listing Rules; and (iii) obtaining the necessary clearance in relation to our opinion letters from the Stock Exchange and/or the SFC.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The entire service fee from clients are non-refundable and the Group is entitled to receive upfront payment upon signing the contract. As the IFA services involve a series of tasks which are interrelated and are not separable or distinct as the Group’s clients cannot benefit from any standalone task, the Group concludes that the IFA services to be accounted for as a single performance obligation. The entire transaction prices of IFA services are allocated to a single performance obligation and the fees received upon signing the contract and upon issuance of circular which contains IFA letter, is recognized at the point the issue of circular on the Stock Exchange because it is the time that the scope of work for acting as an IFA such as carrying out due diligence, preparation of IFA letter to independent board committee and independent shareholders, and replying to queries from the Stock Exchange and/or the SFC are completed. For projects which are terminated or lapsed at expiry of contracts, the revenue from the upfront fee is recognized at the time of termination or lapse of contracts.

3.	FA services: The Group acts as a financial advisor (i) to clients to advise them on the terms and structures of the proposed transactions, and the relevant implications and compliance matters under the Hong Kong regulatory framework including the Listing Rules and the GEM Listing Rules; and (ii) to clients pursuing listing on other stock exchange.

The Group enters a distinct contract with its clients for the provision of FA services. The scope of work under FA services can vary from project to project and generally involves a series of tasks which are interrelated and are not separable or distinct as the Group’s clients cannot benefit from any standalone task. Therefore, the entire transaction prices of FA services are generally allocated to a single performance obligation.

The entire service fee from clients are non-refundable and the Group is entitled to receive upfront payment upon signing the contract. Revenue from upfront payment and other installments is recognized based on the point in time either (a) at the time of completion; or (b) lapse of the FA contract.

For FA services to clients pursuing listing on other stock exchange, the Group enters into a distinct contract with its clients. The revenues are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of professional services. The clients agree to pay a fixed fee by instalments over the contract terms as specified in the service agreements. The FA services include assisting the client to engage different professional parties for its listing exercise, advising on reorganization, financial reporting, internal control and legal and compliance, advising on the market position of the Group, coordinating roadshow and marketing activities. There are generally two performance obligations while fee is paid by the Group’s clients by instalments subject to each milestone being achieved as stated in the contract.

The entire service fee from clients are non-refundable and the Group is entitled to receive upfront payment upon signing the contract. As the preparation stage of a listing application involves a series of tasks which are interrelated and are not separable or distinct as the Group’s clients cannot benefit from any standalone task, the Group concludes the stage of submission of listing application as the first performance obligation and recognizes the revenue from upfront payment and fee received upon submission of listing application together at the time of submission of listing application. In some cases, the payment upon signing of the contract is for FA services (i) up to a time limit (which is stated in the contract); or (ii) upon the submission of a listing application, whichever is earlier. In the case when the time is reached without a submission of listing application being made, the Group concludes this time as the first performance obligation and recognizes revenue from upfront payment and fee received accordingly. For projects which the Group receives upfront payment upon signing the contract but no listing application is submitted by the expiry of the contract, the Group recognizes revenue from the upfront payment at the lapse of contract.

MAGIC EMPIRE GLOBAL LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

For service fee received upon listing, which is the second performance obligation, revenue is recognized upon completion of the FA service, which is evidenced by listing of the clients.

In some cases, the Group is entitled to the discretionary bonus only upon listing, amount of which is to be decided by the clients. The Group accounts for the discretionary bonus as variable consideration. The amount of such variable consideration should not be included in the transaction price, since it is probable that a significant reversal of cumulative revenue recognized will occur resulting from a change in estimate of the consideration the Group will receive upon client’s listing. The Group will recognize the revenue of the discretionary bonus at each reporting date when the uncertainty is resolved. During the year ended December 31, 2025, 2024 and 2023, the Group received discretionary bonus of HK$150,000, HK$2,500,000 and nil, respectively.

4.	CA services: The Group acts as a compliance advisor to the listed companies on the Main Board or GEM and advise them on post-listing compliance matters in return for compliance advisory fee.

The Group enters a distinct contract with its clients for the provision of CA services. The Group concludes that each monthly CA service (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Group concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the clients each month. That is, the benefit consumed by the clients is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Group concludes that the monthly CA services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. There is no variable consideration, significant financing components or noncash consideration in the contracts. Accordingly, based on the output methods, the Group recognizes revenues from CA services on a monthly basis when it satisfies its performance obligations throughout the contract terms. There is no contract asset that the Group has right to consideration in exchange for its CA services that the Group has transferred to its clients. Such right is not conditional on something other than the passage of time.

5.	Corporate services: The Group acts as a consultant to clients to advise them on the company secretarial and accountancy matter, in return for advisory fee.

The Group enters a distinct contract with its clients for the provision of corporate services. The Group concludes that each monthly corporate service (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Group concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the clients each month. That is, the benefit consumed by the clients is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Group concludes that the monthly corporate services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. There is no variable consideration, significant financing components or noncash consideration in the contracts. Accordingly, based on the output methods, the Group recognizes revenues from corporate services on a monthly basis when it satisfies its performance obligations throughout the contract terms. There is no contract asset that the Group has right to consideration in exchange for its corporate services that the Group has transferred to its clients. Such right is not conditional on something other than the passage of time.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Revenue:
IPO Sponsorship services	4,500,000	400,000	—	—
FA and IFA services	7,105,000	11,730,000	10,665,000	1,370,241
Corporate services	200,000	—	—	—
CA services	1,987,030	654,230	864,000	111,007
	13,792,030	12,784,230	11,529,000	1,481,248

Revenue disaggregated by timing of revenue recognition for 2025, 2024 and 2023 is disclosed in the table below:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Point in time	11,605,000	12,130,000	9,780,000	1,256,536
Over time	2,187,030	654,230	1,749,000	224,712
	13,792,030	12,784,230	11,529,000	1,481,248

The Group also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less. As of December 31, 2025 and 2024, all contracts of the Group were with an original expected duration within one year.

Other income

Other income

Interest income is mainly generated from savings and time deposits and short-term loans to a company, and is recognized on an accrual basis using the effective interest method.

During the year ended December 31, 2024, the Group has new investment of HK$8,500,000, redeemed all the investment of HK$48,253,736 with a net gain on sale of investment of HK$1,105,998.

Employee benefits

Employee benefits

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (US$3,854).

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

During the years ended December 31, 2025, 2024 and 2023, the total amount charged to the consolidated statements of operations in respect of the Group’s costs incurred on the Mandatory Provident Fund Scheme were HK$291,956 (US$37,510), HK$286,900 and HK$282,650, respectively.

Income tax

Income tax

MEGL is not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by MEGL and the Company’s subsidiaries in Hong Kong to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

GCL, GIL, MEIL, GCSL and GFHL are incorporated in and carry trade and business in Hong Kong and are subject to Hong Kong profits tax under Inland Revenue Department Ordinance. In general, the Inland Revenue Department of Hong Kong has up to seven years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2019 to 2025 of the Company’s Hong Kong subsidiaries remain open to examination by the taxing jurisdictions.

The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Group is not currently subject to tax in the British Virgin Islands.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2025, 2024 and 2023.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation. During the year ended December 31, 2023, the Group repaid HK$96,700 to related parties.

MAGIC EMPIRE GLOBAL LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Segment reporting

Segment reporting

The Company adopted ASU No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures for the year ended December 31, 2024 and applied it retrospectively for the prior period presented.

The Group operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Group’s chief operating decision maker (“CODM”) is the Chairman. The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in Hong Kong.

The Group’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income (loss) that also is reported as consolidated net loss on the statement of operations, after taking into account the Group’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes functional expenses (i.e., general and administrative expenses) at the consolidated level to manage the Group’s operations. The following table presents the significant revenue and expense categories in the Group’s single operating segment:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Revenue from customers	13,792,030	12,784,230	11,529,000	1,481,248
Staff costs	(9,715,985)	(15,221,050)	(13,268,065)	(1,704,684)
Other general and administrative expenses	(6,888,843)	(7,788,720)	(10,278,170)	(1,320,540)
Other segment income (expenses)	2,328,986	5,495,688	3,708,575	476,479
Net loss of single operating segment	(483,812)	(4,729,852)	(8,308,660)	(1,067,497)

Earnings (loss) per Share

Earnings (loss) per Share

The Group computes earnings per Class A and Class B ordinary share in accordance with ASC 260-10 Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic EPS is measured as net income (loss) divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2025, 2024, and 2023, there were no dilutive shares.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Credit risk

Credit risk

Assets that potentially subject the Group to a significant concentration of credit risk primarily consist of cash, accounts receivable and other current assets.

The Group believes that there is no significant credit risk associated with cash, which were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$500,000 (approximately US$64,240) if the bank with which an individual/a company hold its eligible deposit fails. With effect from 1 October 2024, the protection limit has been increased to HK$800,000 (approximately US$102,784).

As of December 31, 2025, cash balance of HK$120,729,816 (US$15,511,392) was maintained at financial institutions in Hong Kong and an aggregate of HK3,430,907 (US$440,804) were insured by the Hong Kong Deposit Protection Board.

The Group has designed their credit policies with an objective to minimize their exposure to credit risk. The Group’s accounts receivable are short term in nature and the associated risk is minimal. The Group conducts credit evaluations on its clients and generally does not require collateral or other security from such clients. The Group periodically evaluates the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2023	2023	2024	2024	2025	2025	2025	2025
	HK$		HK$		HK$		US$
Customer A	1,600,000	11.6%	—	—	—	—	—	—
Customer B	1,400,000	10.2%	1,400,000	11.0%	—	—	—	—
Customer C	—	—	3,250,000	25.4%	—	—	—	—
Customer D	—	—	2,050,000	16.0%	—	—	—	—
Customer E	—	—	1,800,000	14.1%	—	—	—	—
Customer F	3,900,000	28.3%	—	—	—	—	—	—
Customer G	—	—	—	—	1,800,000	15.6%	231,264	15.6%
Customer H	—	—	—	—	1,800,000	15.6%	231,264	15.6%
Customer I	—	—	—	—	2,295,000	19.9%	294,862	19.9%
Customer J	—	—	—	—	1,200,000	10.4%	154,176	10.4%
	6,900,000	50.1%	8,500,000	66.5%	7,095,000	61.5%	911,566	61.5%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2023	2023	2024	2024	2025	2025	2025	2025
	HK$		HK$		HK$		US$
Customer A	842,496	36.6%	—	—	—	—	—	—
Customer B	819,940	35.6%	435,588	24.3%	—	—	—	—
Customer C	—	—	—	—	180,000	39.8%	23,126	39.8%
Customer D	—	—	—	—	79,927	17.7%	10,269	17.7%
Customer E	—	—	—	—	192,000	42.5%	24,669	42.5%
Customer F	—	—	800,000	44.6%	—	—	—	—
Customer G	—	—	180,000	10.0%	—	—	—	—

	1,662,436	72.2%	1,415,588	78.9%	451,927	100.0%	58,064	100.0%

Interest rate risk

Interest rate risk

The Group’s exposure on fair value interest rate risk mainly arises from its fixed deposits with bank. It also has exposure on cash flow interest rate risk which is mainly arising from its deposits with banks.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by the Group, such as cash, at the end of the reporting period, the Group is not exposed to significant interest rate risk as the interest rates of cash at bank are not expected to change significantly.

Foreign currency risk

Foreign currency risk

The Group is exposed to foreign currency risk primarily through service income that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily United States dollars (US$). As HK$ is currently pegged to US$, the Group’s exposure to foreign exchange fluctuations is minimal.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company does not opt out of an extended transition period for complying with any new or revised financial accounting standards. Therefore, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. ASU 2023-09 will be effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted, and this guidance should be applied prospectively but there is the option to apply it retrospectively. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements and expected to be immaterial.

On November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This update provides a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The expedient allows entities to assume that economic conditions existing at the balance sheet date remain unchanged throughout the remaining life of the asset when developing reasonable and supportable forecasts. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, with early adoption and retrospective application permitted. The Group is currently assessing the impact of the adoption of this standard on its consolidated financial statements disclosures.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of operations and statements of cash flows.